Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
Financial Instruments

19. Financial instruments

Non-derivative financial instruments:

The Company's non-derivative financial instruments consist of cash and cash equivalents, accounts receivable, deposits, accounts payables and accrued liabilities, long-term debt and convertible debentures. The carrying value of these financial instruments, excluding lease obligations and long-term debt, approximates their fair values due to their short terms to maturity.

Credit Risk

Credit risk arises from the potential that the Company may incur a loss if counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms. The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The carrying value of cash and cash equivalents and accounts receivable reflects management’s assessment of maximum exposure to credit risk. At December 31, 2023, cash and cash equivalents included balances in bank accounts placed with financial institutions with investment grade credit ratings and Accounts Receivable. The Company manages Accounts Receivable credit risk by requiring advance payments before entering into certain contract milestones and when possible, accounts receivable insurance.

Foreign Exchange Risk

The Company is exposed to foreign exchange risk in relation to its holding of significant US$ balances in cash and cash equivalents, deposits, accounts payables, accrued liabilities, and lease obligations, and entering into United States dollar revenue contracts. The Company does not currently enter into hedging contracts, but to mitigate exposure to fluctuations in foreign exchange the Company uses strategies to reduce the volatility of United States Dollar assets including converting excess United States dollars to Canadian dollars. As at December 31, 2023, the Company held net U.S. dollar liabilities totaling US$1,179,649. Accordingly, a hypothetical 10% change in the value of one United States dollar expressed in Canadian dollars as at December 31, 2023 would have had an approximately $156,063 effect on the unrealized foreign exchange gain or loss for the year.